Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Accounting profit before tax	€ 557	€ (1,473)	€ 2,960
Tax expense at prevailing statutory rate	102	(248)	797
Permanent differences	165	442	(793)
Changes in deferred tax charge due to changes in tax rates	2	0	1
(Capitalization)/reversal of tax deduction and tax relief	(252)	(173)	88
(Capitalization)/reversal of loss carryforwards	(333)	(855)	197
Increase/(decrease) in tax expense arising from temporary differences	599	11	43
Other concepts	65	(76)	308
Current tax expense	519	473	(218)
Deferred tax expense	(171)	(1,372)	859
Corporate income tax	€ 348	€ (899)	€ 641